Accumulated Other Comprehensive Loss - Accumulated other comprehensive income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Gross Changes	$ (19,585)	$ 13,815	$ (53,991)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(852)	9,223	6,211
Total other comprehensive (loss) income, net of tax	(20,437)	23,038	(47,780)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(404,381)	(427,314)	(379,066)
Gross Changes	(19,351)	13,710	(54,459)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(852)	9,223	6,211
Total other comprehensive (loss) income, net of tax	(20,203)	22,933	(48,248)
Ending Balance	(424,584)	(404,381)	(427,314)
Pension and Postretirement Benefits Liability Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(232,181)	(252,027)	(236,340)
Gross Changes	4,336	30,125	(22,925)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(1,178)	(10,279)	7,238
Total other comprehensive (loss) income, net of tax	3,158	19,846	(15,687)
Ending Balance	(229,023)	(232,181)	(252,027)
Net Investment Hedges Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(55,618)	(18,757)	(18,247)
Gross Changes	21,280	(59,945)	(829)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(5,549)	23,084	319
Total other comprehensive (loss) income, net of tax	15,731	(36,861)	(510)
Ending Balance	(39,887)	(55,618)	(18,757)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(120,630)	(158,498)	(126,359)
Gross Changes	(43,479)	40,151	(30,848)
Income tax (expense) benefit related to items of other comprehensive income (loss)	5,487	(2,283)	(1,291)
Total other comprehensive (loss) income, net of tax	(37,992)	37,868	(32,139)
Ending Balance	(158,622)	(120,630)	(158,498)
Unrealized Gain (Loss) on Marketable Securities Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	4,048	1,968	1,880
Gross Changes	(1,488)	3,379	143
Income tax (expense) benefit related to items of other comprehensive income (loss)	388	(1,299)	(55)
Total other comprehensive (loss) income, net of tax	(1,100)	2,080	88
Ending Balance	2,948	4,048	1,968
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	9,538	9,433	8,965
Gross Changes	(234)	105	468
Total other comprehensive (loss) income, net of tax	(234)	105	468
Ending Balance	9,304	9,538	9,433
Accumulated Other Comprehensive Income Loss Including Portion Attributable To Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(394,843)	(417,881)	(370,101)
Gross Changes	(19,585)	13,815	(53,991)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(852)	9,223	6,211
Total other comprehensive (loss) income, net of tax	(20,437)	23,038	(47,780)
Ending Balance	$ (415,280)	$ (394,843)	$ (417,881)